REVERSE RECAPITALIZATION - Shares effected for exchange ratio (Details) - shares		12 Months Ended
	Jul. 12, 2024	Dec. 31, 2024	Dec. 31, 2022
BUSINESS COMBINATIONS
Conversion of convertible debt and accrued interest (in shares)	321,428
Legacy ConnectM shares		14,422,449
Options
BUSINESS COMBINATIONS
Total share reserve			473,929
Warrants
BUSINESS COMBINATIONS
Legacy ConnectM shares			77,494
Shares effected for exchange ratio
BUSINESS COMBINATIONS
Recapitalization applied to common stock outstanding			1,588,141
Issuance of Old ConnectM shares prior to closing of Business Combination			5,000
Conversion of convertible debt and accrued interest (in shares)			321,428
Shares effected for exchange ratio | Series Seed Convertible Preferred Shares
BUSINESS COMBINATIONS
Recapitalization applied to preferred stock outstanding			644,030
Shares effected for exchange ratio | Series Seed-1 Convertible Preferred Shares
BUSINESS COMBINATIONS
Recapitalization applied to preferred stock outstanding			91,120
Shares effected for exchange ratio | Series A-1 Convertible Preferred Stock
BUSINESS COMBINATIONS
Recapitalization applied to preferred stock outstanding			743,068
Shares effected for exchange ratio | Series B-1 Convertible Preferred Stock
BUSINESS COMBINATIONS
Recapitalization applied to preferred stock outstanding			649,843
Shares effected for exchange ratio | Series B-2 Convertible Preferred Stock
BUSINESS COMBINATIONS
Recapitalization applied to preferred stock outstanding			299,730
Shares effected for exchange ratio
BUSINESS COMBINATIONS
Recapitalization applied to common stock outstanding			5,274,587
Issuance of Old ConnectM shares prior to closing of Business Combination			16,607
Conversion of convertible debt and accrued interest (in shares)			1,067,592
Recapitalization applied to preferred stock outstanding			14,422,449
Shares effected for exchange ratio | Series Seed Convertible Preferred Shares
BUSINESS COMBINATIONS
Recapitalization applied to preferred stock outstanding			2,139,081
Shares effected for exchange ratio | Series Seed-1 Convertible Preferred Shares
BUSINESS COMBINATIONS
Recapitalization applied to preferred stock outstanding			302,645
Shares effected for exchange ratio | Series A-1 Convertible Preferred Stock
BUSINESS COMBINATIONS
Recapitalization applied to preferred stock outstanding			2,468,026
Shares effected for exchange ratio | Series B-1 Convertible Preferred Stock
BUSINESS COMBINATIONS
Recapitalization applied to preferred stock outstanding			2,158,388
Shares effected for exchange ratio | Series B-2 Convertible Preferred Stock
BUSINESS COMBINATIONS
Recapitalization applied to preferred stock outstanding			995,523